OTHER COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets Pledged [Abstract]
Book value of vessels secured against long-term loans and capital leases	$ 835,103	$ 853,055